EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Current	$ 7,863	$ 7,571
Non-current	86,462	87,689
Total	94,325	95,260
Opening balance	95,260	72,560
Current service cost	9,833	6,832
Interest cost	4,737	3,673
(Gains) losses from changes in actuarial assumptions	131	727
Actuarial gains and losses arising from experience	2,595	19,285
Benefits paid	(16,197)	(7,561)
Increase (decrease) for foreign currency exchange rates changes	(2,034)	(256)
Closing balance	$ 94,325	$ 95,260